Operating segments (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Customer	Dec. 31, 2025 USD ($) Customer	Jun. 30, 2025 USD ($)
Segment information [Abstract]
Other expenses	$ (2,346)	$ (1,645)
Employee benefits and other expenses	(2,287)	(2,721)
Net financing (expense)/income	626	296
Loss before income tax	(4,007)	(4,070)
Segment assets [Abstract]
Exploration assets	214,737	209,009	$ 203,110
Other assets	64,358	23,534
Total assets	279,095	232,543
Segment liabilities [Abstract]
Payables	(1,909)	(1,837)
Provisions	(393)	(303)
Total current liabilities	(2,302)	(2,140)
Payables	(106)	(184)
Total non-current liabilities	(106)	(184)
Net assets	$ 276,687	$ 230,219
Number of major customers | Customer	0	0
Revenues	$ 0	$ 0
Operating Segments [Member] | North America [Member]
Segment information [Abstract]
Other expenses	(930)	(741)
Employee benefits and other expenses	(1,150)	(964)
Net financing (expense)/income	(2,200)	(1,996)
Loss before income tax	(4,280)	(3,701)
Segment assets [Abstract]
Exploration assets	214,737	209,009
Other assets	53,507	12,683
Total assets	268,244	221,692
Segment liabilities [Abstract]
Payables	(1,761)	(1,416)
Provisions	(169)	(105)
Total current liabilities	(1,930)	(1,521)
Payables	(20)	(107)
Total non-current liabilities	(20)	(107)
Net assets	266,294	220,064
Operating Segments [Member] | Australia [Member]
Segment information [Abstract]
Other expenses	(1,416)	(904)
Employee benefits and other expenses	(1,137)	(1,757)
Net financing (expense)/income	2,825	2,292
Loss before income tax	272	(369)
Segment assets [Abstract]
Exploration assets	0	0
Other assets	10,851	10,851
Total assets	10,851	10,851
Segment liabilities [Abstract]
Payables	(148)	(421)
Provisions	(224)	(198)
Total current liabilities	(372)	(619)
Payables	(86)	(77)
Total non-current liabilities	(86)	(77)
Net assets	$ 10,393	$ 10,155